Going Concern (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	24 Months Ended	27 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Details
Accumulated (deficit)	$ (852,178)		$ (80,201)	$ (857,012)	$ (857,012)	$ (852,178)
Net Income (Loss)	4,834	(97,443)	(78,858)	(776,811)	(857,012)	(852,178)
Total amount raised during period	339,500			339,500
Proceeds from Conversion of Notes Payable	26,000			26,000
Revenues	$ 232,435			$ 70,000